Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005543 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000005543 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005543 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005543 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005543 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005543 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005543 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000005543 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000005543 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005543 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005543 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005543 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005543 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005543 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005543 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005543 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193182 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000193182 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000193182 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000193182 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193182 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193182 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193182 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000193182 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000193182 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000193182 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193182 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193182 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193182 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193182 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193182 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193182 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.90%